FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:        //   (a)

           or fiscal year ending:               12/31/00(b)


Is this a transition report?  (Y/N)   N
                                    -----


Is this an amendment to a previous filing?  (Y/N)   N
                                                  -----


Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.   Registrant Name:  Glickenhaus Value Portfolios

      B.   File Number:  811-7423

      C.   Telephone Number:  (212) 953-7532


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
2.   A.    Street:  6 East 43rd Street
     B.    City:  New York                                C.  State:  NY          D.  Zip Code:  10017     Zip Ext:
     E.    Foreign Country:                                                       Foreign Postal Code:


3.    Is this the first filing on this form by Registrant? (Y/N)                              N
                                                                  ------------------------------------------------------------------


4.    Is this the last filing on this form by Registrant? (Y/N)                               N
                                                                 -------------------------------------------------------------------


5.    Is Registrant a small business investment company (SBIC)? (Y/N)                             N
                                                                       -------------------------------------------------------------
      [If answer is "Y" (Yes), complete only items 89 through 110.]


6.    Is Registrant a unit investment trust (UIT)? (Y/N)                                     Y
                                                          --------------------------------------------------------------------------
      [If answer is "Y" (Yes), complete only items 111 through 132.]
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                                                  -----------------------------
                                                   If filing more than one
                                                   Page 47, "X" box:       |_|
                                                  -----------------------------


For period ending 12/31/00

File number 811-7423


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UNIT INVESTMENT TRUSTS


111.       A.     |X|    Depositor Name: __________________________________________________________________________________________
           B.     |X|    File Number (If any): ________________________
           C.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________


111.       A.     |X|    Depositor Name: __________________________________________________________________________________________
           B.     |X|    File Number (If any): ________________________
           C.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________



112.       A.     |X|    Sponsor Name: ____________________________________________________________________________________________
           B.     |X|    File Number (If any): ________________________
           C.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________



112.       A.     |X|    Sponsor Name: ____________________________________________________________________________________________
           B.     |X|    File Number (If any): ________________________
           C.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________
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                                                  -----------------------------
                                                   If filing more than one
                                                   Page 48, "X" box:       |_|
                                                  -----------------------------


For period ending 12/31/00

File number 811-7423

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
113.       A.     |X|    Trustee Name: ____________________________________________________________________________________________
           B.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________


113.       A.     |X|    Trustee Name: ____________________________________________________________________________________________
           B.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________


114.       A.     |X|    Principal Underwriter Name: ______________________________________________________________________________
           B.     |X|    File Number: ________________________
           C.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________


114.       A.     |X|    Principal Underwriter Name: ______________________________________________________________________________
           B.     |X|    File Number: 8-________________________
           C.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________


115.       A.     |X|    Independent Public Accountant Name: ______________________________________________________________________
           B.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________


115.       A.     |X|    Independent Public Accountant Name: ______________________________________________________________________
           B.     |X|    City: ___________________________  State: _________________________  Zip Code: ________  Zip Ext: ________
                  |X|    Foreign Country: _______________________________________  Foreign Postal Code: ___________________________
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                                                  -----------------------------
                                                   If filing more than one
                                                   Page 49, "X" box:       |_|
                                                  -----------------------------


For period ending 12/31/00

File number 811-7423


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
116.

             A.   |X|    Is Registrant part of a family of investment companies? (Y/N) _______________________________ ___________
                                                                                                                          (Y/N)
             B.   |X|    Identify the family in 10 letters:  ___ ___ ___ ___ ___ ___ ___ ___ ___ ___
                         (NOTE:     In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.         A.   |X|    Is Registrant a separate account of an insurance company?  (Y/N) ____________________________ ___________
                                                                                                                           Y/N
             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registration?:

             B.   |X|    Variable annuity contracts?  (Y/N) __________________________________________________________ ___________
                                                                                                                           Y/N
             C.   |X|    Scheduled premium variable life contracts?  (Y/N) ___________________________________________ ___________
                                                                                                                           Y/N
             D.   |X|    Flexible premium variable life contracts?  (Y/N)  ___________________________________________ ___________
                                                                                                                           Y/N
             E.   |X|    Other types of insurance products registered under the Securities Act of 1933?  (Y/N) _________ _________
                                                                                                                           Y/N

118.         |_|   State the number of series existing at the end of the period that had securities registered under the
                   Securities Act of 1933 ____________________________________________________________________________        0
                                                                                                                          --------
119.         |_|   State the number of new series for which registration statements under the Securities Act of 1933
                   became effective during the period   ________________________________________________________________      0
                                                                                                                          --------
120.         |_|   State the total value of the portfolio securities on the date of deposit for the new series
                   included in item 119 ($000's omitted)  ________________________________________________________   $        0
                                                                                                                      ------------
121.         |_|   State the number of series for which a current prospectus was in existence at the end of the
                   period ____________________________________________________________________________________________        0
                                                                                                                          --------
122.         |_|   State the number of existing series for which additional units were registered under the Securities
                   Act of 1933 during the current period  ______________________________________________________________      0
                                                                                                                          --------
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                                                  -----------------------------
                                                   If filing more than one
                                                   Page 50, "X" box:       |_|
                                                  -----------------------------


For period ending 12/31/00

File number 811-7423


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
123.         |_|   State the total value of the additional units considered in answering item 122 ($000's omitted) ___  $       0
                                                                                                                        -----------
124.         |_|   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
                   the subsequent series) ($000's omitted) ___________________________________________________________  $        0
                                                                                                                        -----------
125.         |_|   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
                   Registrant ($000's omitted)  ______________________________________________________________________  $        0
                                                                                                                        -----------
126.         |_|   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loans, if any, collected on units
                   of a prior series placed in the portfolio of a subsequent series.)  ($000's omitted)  ______________ $        0
                                                                                                                        -----------
127.         |_|   List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
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
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                                                             Number of                   Total Assets            Total Income
                                                              Series                       ($000's              Distributions
                                                             Investing                     Omitted)            ($000's omitted)
                                                             ---------                     -------             ---------------

A.    U.S. Treasury direct issue ______________________  _______________________   $_______________________ $__________________

B.    U.S. Government agency __________________________  _______________________   $_______________________ $__________________

C.    State and municipal tax-free ____________________  _______________________   $_______________________ $__________________

D.    Public utility debt _____________________________  _______________________   $_______________________ $__________________

E.    Brokers or dealers debt or debt of brokers' or
      dealers' parent _________________________________   _______________________   $_______________________ $__________________

F.    All other corporate intermed. & long-term
      debt  ___________________________________________   _______________________   $_______________________ $__________________

G.    All other corporate short-term debt  ____________   _______________________   $_______________________ $__________________

H.    Equity securities of brokers or dealers or
      parents of brokers or dealers  __________________   _______________________   $_______________________ $__________________

I.    Investment company equity securities  ___________   _______________________   $_______________________ $__________________

J.    All other equity securities _____________________             0               $                      0 $                 0
                                                          -----------------------    -----------------------  ------------------

K.    Other securities ________________________________   _______________________   $_______________________ $__________________

L.    Total assets of all series of registrant ________             0               $                      0 $                0
                                                          -----------------------    -----------------------  ------------------
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                                                 -----------------------------
                                                   If filing more than one
                                                   Page 51, "X" box:       |_|
                                                 -----------------------------


For period ending 12/31/00

File number 811-7423


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


128.         |X|   Is the timely payment of principal and interest on any of the portfolio securities held by any of
                   Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)  _____________________________________________________________________________________ __________

                   [If the answer is "N" (No), go to item 131.]                                                             Y/N

129.         |X|   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?  (Y/N)  _____________________________________ __________

                   [If answer is "N" (No), go to item 131.]                                                                 Y/N

130.         |X|   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?  (Y/N)  ________________________________ __________
                                                                                                                            Y/N
131.               Total expenses incurred by all series of Registrant during the current reporting period ($000's
                   omitted)  ___________________________________________________________________________________________ $       0
                                                                                                                         ----------
132.         |X|   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______

                      811-_______          811-_______          811-_______          811-_______          811-_______
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This report is signed on behalf of the Registrant.


City of:  New York       State of:  New York         Date:  March 9, 2001

Name of Registrant:  Glickenhaus Value Portfolios


By:  /s/ James Vaccacio                       /s/  Michael J. Lynch
   --------------------------              ----------------------------------
    Name:  James Vaccacio                  Name:  Michael J. Lynch
    Title: Attorney-In-Fact                Title: Director Unit Trust



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